Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions
Related Party Transactions

18. Related Party Transactions

As of September 30, 2024, Vifor International owned 616,397, or 13.5%, of the Company’s common stock. CSL Vifor and its affiliates are considered related parties as of September 30, 2024 and December 31, 2023 (see Note 12, Collaboration and Licensing Agreements).

As of September 30, 2024 and December 31, 2023, amounts due from CSL Vifor of $435 and $2,765, respectively, primarily relating to royalty payments from CSL Vifor in the current period and the Company’s share of the profit generated by sales of KORSUVA injection in the United States by CSL Vifor, its commercial supply of KORSUVA injection to CSL Vifor, and royalty payments from CSL Vifor in the prior period were included within accounts receivable, net – related party.

The Company’s collaborative revenue of $1,298 and $1,932 from its share of the profit generated by sales of KORSUVA injection in the United States by CSL Vifor was included within collaborative revenue for the three months ended September 30, 2024 and 2023, respectively. The Company’s collaborative revenue of $2,086 and $10,092 from its share of the profit generated by sales of KORSUVA injection in the United States by CSL Vifor was included within collaborative revenue for the nine months ended September 30, 2024 and 2023, respectively. The Company also recorded an expense within other G&A expense for $1,447 during the nine months ended September 30, 2024 as a result of the negative profit share amount in the second quarter of 2024.

Sales of KORSUVA injection to CSL Vifor of $640 and $5,843 were included within commercial supply revenue for the nine months ended September 30, 2024 and 2023, respectively. Sales of KORSUVA injection to CSL Vifor of $1,252 were included within commercial supply revenue for the three months ended September 30, 2023.

The Company recorded $167 and $415 as royalty revenue based on net sales of Kapruvia outside of the United States during the three and nine months ended September 30, 2023, respectively. There was no royalty revenue recorded during the three and nine months ended September 30, 2024.

The Company recorded $435 and $1,084 as other revenue from its royalty payments from CSL Vifor for the three and nine months ended September 30, 2024, respectively. There was no other revenue recorded for the three and nine months ended September 30, 2023.

21. Related Party Transactions

As of December 31, 2023, Vifor International owned 616,397, or 13.6%, of the Company’s common stock. CSL Vifor and its affiliates are considered related parties as of December 31, 2023, 2022 and 2021 (see Note 13, Collaboration and Licensing Agreements).

As of December 31, 2023 and 2022, amounts due from CSL Vifor of $2,765 and $3,260, respectively, primarily relating to the Company’s share of the profit generated by sales of KORSUVA injection in the United States by CSL Vifor, its commercial supply of KORSUVA injection to CSL Vifor, and royalty payments from CSL Vifor were included within accounts receivable, net – related party.

The Company’s collaborative revenue of $12,397 and $16,572 from its share of the profit generated by sales of KORSUVA injection in the United States by CSL Vifor was included within collaborative revenue for the years ended December 31, 2023 and 2022, respectively.

Sales of KORSUVA injection to CSL Vifor of $5,843, $10,223 and $701 were included within commercial supply revenue for the years ended December 31, 2023, 2022 and 2021, respectively. The associated COGS for the Company’s commercial supply revenue from CSL Vifor was $6,174, $7,266, and $0 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company recorded $15,000 as license and milestone fees revenue from Vifor Fresenius Medical Care Renal Pharma Ltd. for the year ended December 31, 2022, as a result of the European Commission’s regulatory approval of KORSUVA in April 2022. During the year ended December 31, 2021, the Company recorded as license and milestone fees revenue: i) $15,000 as license and milestone fees revenue from Vifor Fresenius Medical Care Renal Pharma Ltd. for the approval of KORSUVA injection in August 2021, and ii) $5,031 of premium from Vifor International’s purchase of the Company’s common stock.

The Company recorded $415 and $72 as royalty revenue based on net sales of Kapruvia outside of the United States during the years ended December 31, 2023 and 2022, respectively.

Sales of clinical compound to CSL Vifor for $361 were included within clinical compound revenue for the year ended December 31, 2021.

The Company recorded $284 as other revenue from its royalty payments from CSL Vifor for the year ended December 31, 2023.